Shareholders' Equity (Schedule of share repurchases) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Share Repurchases [Abstract]
Total number of shares repurchased	119.9	62.4	13.4
Average price paid per share	$ 69.18	$ 65.90	$ 75.82
Total amount paid for share repurchases	$ 8,298	$ 4,112	$ 1,015